SHAREHOLDERS' DEFICIT - Preference shares (Details) - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
SHAREHOLDERS' DEFICIT
Preference shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preference shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issued	0	0	0	0	0	0
Preference shares outstanding	0	0	0	0	0	0